EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2011
EMPLOYEE BENEFITS

9. EMPLOYEE BENEFITS

Full-time employees of PRC Operating Subsidiaries are entitled to staff welfare benefits including medical care, welfare subsidies, unemployment insurance and pension benefits. PRC Operating Subsidiaries are required to pay for these benefits based on certain percentages of salaries in accordance with the relevant regulations and make contributions to the state-sponsored pension and medical plans out of the amounts accrued for medical and pension benefits. The total contribution made for such employee benefits and amounts charged to the consolidated statements of operations were US$4,248,654, US$5,691,653 and US$8,023,850 for the years ended December 31, 2009, 2010 and 2011, respectively. The Chinese government is responsible for the medical benefits and ultimate pension liability to these employees.